Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Gross amount	$ 25,392	$ 25,527
Less: Accumulated depreciation	18,968	14,629
Net changes in foreign exchange impact	(112)
Total property and equipment, net	6,536	10,898
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Gross amount	$ 25,392	$ 25,527